Change in Presentation Currency (Tables)	3 Months Ended
Nov. 30, 2021
Change In Presentation Currency
Schedule of change in presentation currency

	As at November 30, 2020
	Reported at November 30, 2020 in CAD	Presentation currency change	Restated at November 30, 2020 in USD
Consolidated statement of financial position
Cash	2,673	(613)	2,060
Other current assets	2,263	(519)	1,744
Non-current assets	44,054	(10,106)	33,948
Total assets	48,990	(11,238)	37,752

Current liabilities	(13,933)	3,197	(10,736)
Long term debt	(3,535)	811	(2,724)
Total liabilities	(17,468)	4,008	(13,460)

Share capital	179,766	(43,608)	136,158
Reserves	4,482	(1,006)	3,476
Accumulated deficit and other comprehensive income	(151,680)	37,112	(114,568)
Non-controlling interests	(1,046)	272	(774)
Total shareholders’ equity	31,521	(7,230)	24,292

Schedule of consolidated statement of comprehensive loss

	Reported at November 30, 2020 in CAD	Presentation currency change	Restated at November 30, 2020 in USD
General and administrative expense	(1,544)	371	(1,173)
Other income (expense)	(480)	18	(462)
Net loss and comprehensive loss	(2,024)	389	(1,635)
Earnings per share – basic and diluted	(0.01)	-	(0.01)

Schedule of consolidated statement of cash flows

	Reported at November 30, 2020 in CAD	Presentation currency change	Restated at November 30, 2020 in USD
Cash used in operating activities	(2,276)	526	(1,750)
Cash used in investing activities	(1,617)	401	(1,216)
Cash provided by financing activities	1,272	(299)	973
Net decrease in cash	(2,621)	628	(1,993)
Cash beginning of period	5,294	(1,241)	4,053
Cash end of period	2,673	(613)	2,060